Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 130,109
Depreciation for the year	22,021	$ 19,928	$ 19,964
Ending Balance	121,280	130,109
Non-cash capital expenditures related to property, plant and equipment	3,121	3,086	2,551
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,653
Ending Balance	37,653	37,653
Assets held for sale	4,175
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	40,482
Ending Balance	38,350	40,482
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	22,471
Ending Balance	18,474	22,471
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	6,383
Ending Balance	8,585	6,383
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,322
Ending Balance	2,035	2,322
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	16,370
Ending Balance	12,597	16,370
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	4,428
Ending Balance	3,586	4,428
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	330,591	312,159
Additions	16,470	28,173
Consolidation through obtaining control of subsidiary		6
Transfers	(123)	0
Reclassification to assets held for sale		4,175
Disposals	(15,025)	(5,463)
Effect of exchange rate changes	(215)	(109)
Ending Balance	331,698	330,591	312,159
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,653	41,828
Additions	0	0
Consolidation through obtaining control of subsidiary		0
Transfers	0	0
Reclassification to assets held for sale		4,175
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	37,653	37,653	41,828
Cost | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	77,782	76,475
Additions	651	1,239
Consolidation through obtaining control of subsidiary		0
Transfers	1,610	67
Reclassification to assets held for sale		0
Disposals	(15)	0
Effect of exchange rate changes	0	1
Ending Balance	80,028	77,782	76,475
Cost | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	94,732	80,504
Additions	2,210	14,977
Consolidation through obtaining control of subsidiary		0
Transfers	656	334
Reclassification to assets held for sale		0
Disposals	(1,034)	(1,084)
Effect of exchange rate changes	0	1
Ending Balance	96,564	94,732	80,504
Cost | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	50,233	49,424
Additions	5,998	2,415
Consolidation through obtaining control of subsidiary		0
Transfers	28	2
Reclassification to assets held for sale		0
Disposals	(185)	(1,608)
Effect of exchange rate changes	(7)	0
Ending Balance	56,067	50,233	49,424
Cost | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,991	14,005
Additions	739	1,010
Consolidation through obtaining control of subsidiary		6
Transfers	0	0
Reclassification to assets held for sale		0
Disposals	(195)	(1)
Effect of exchange rate changes	(51)	(29)
Ending Balance	15,484	14,991	14,005
Cost | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	50,772	47,713
Additions	4,844	5,911
Consolidation through obtaining control of subsidiary		0
Transfers	453	0
Reclassification to assets held for sale		0
Disposals	(13,596)	(2,770)
Effect of exchange rate changes	(157)	(82)
Ending Balance	42,316	50,772	47,713
Cost | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	4,428	2,210
Additions	2,028	2,621
Consolidation through obtaining control of subsidiary		0
Transfers	(2,870)	(403)
Reclassification to assets held for sale		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	3,586	4,428	2,210
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(200,482)	(186,021)
Depreciation for the year	22,021	19,928
Disposals	11,933	5,389
Effect of exchange rate changes	(152)	(78)
Ending Balance	(210,418)	(200,482)	(186,021)
Accumulated Depreciation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated Depreciation | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(37,300)	(32,975)
Depreciation for the year	4,394	4,325
Disposals	15	0
Effect of exchange rate changes	(1)	0
Ending Balance	(41,678)	(37,300)	(32,975)
Accumulated Depreciation | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(72,261)	(68,357)
Depreciation for the year	6,863	4,985
Disposals	1,034	1,081
Effect of exchange rate changes	0	0
Ending Balance	(78,090)	(72,261)	(68,357)
Accumulated Depreciation | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(43,850)	(42,205)
Depreciation for the year	3,823	3,241
Disposals	185	1,596
Effect of exchange rate changes	(6)	0
Ending Balance	(47,482)	(43,850)	(42,205)
Accumulated Depreciation | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(12,669)	(11,641)
Depreciation for the year	1,018	1,054
Disposals	195	1
Effect of exchange rate changes	(43)	(25)
Ending Balance	(13,449)	(12,669)	(11,641)
Accumulated Depreciation | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(34,402)	(30,843)
Depreciation for the year	5,923	6,323
Disposals	10,504	2,711
Effect of exchange rate changes	(102)	(53)
Ending Balance	(29,719)	(34,402)	(30,843)
Accumulated Depreciation | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0